Intangible Assets, net (Tables)	6 Months Ended
Jun. 30, 2019
Intangible assets, net [Abstract]
Schedule of intangible assets
	Amount	Amortization	Net Book Value
Trade Name	$2,555	$(17)	$2,538
Customer Relationships	20,677	(136)	20,541
Total	$23,232	$(153)	$23,079

Schedule of aggregate amortization expense
June 30, 2020	$2,327
June 30, 2021	2,321
June 30, 2022	2,321
June 30, 2023	2,321
June 30, 2024	2,327
Thereafter	11,462
Total	$23,079